Deficit Equity (Notes)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Deficit
(a) Common Stock and Additional Paid-in Capital
At December 31, 2012 and 2011, common stock consists of 100 shares issued and outstanding with a par value of one cent per share. At December 31, 2012 and 2011, MPM Holdings represented the sole shareholder of the Company as a result of its capital contribution of $904 to the Company on December 4, 2006. Additional paid-in capital primarily relates to the excess of paid-in-capital over the par value of the common shares from the capital contribution, net of $305 in deemed dividend to GE.
(b) Accumulated Other Comprehensive Income (Loss)
The accumulated balances for each classification of comprehensive income (loss) are as follows:

	Foreign currency translation	Pension and Postretirement liability adjustments	Derivative instruments	Accumulated other comprehensive income
Balance at December 31, 2009	$171	$11	$(2)	$180
Net current period change	77	(42)	2	37
Balance at December 31, 2010	248	(31)	—	217
Net current period change	26	(15)	—	11
Balance at December 31, 2011	274	(46)	—	228
Net current period change	(29)	(19)	—	(48)
Balance at December 31, 2012	$245	$(65)	$—	$180

The accumulated balances and corresponding tax effects for each component of other accumulated comprehensive income (loss) as of December 31, 2012, 2011 and 2010 are as follows:

	2012
	Pre-tax amount	Tax expense	Net-of-tax amount
Foreign currency translation	$245	$—	$245
Pension and postretirement liability adjustments	(56)	(9)	(65)
	$189	$(9)	$180
	2011
	Pre-tax amount	Tax expense	Net-of-tax amount
Foreign currency translation	$274	$—	$274
Pension and postretirement liability adjustments	(44)	(2)	(46)
	$230	$(2)	$228
	2010
	Pre-tax amount	Tax expense	Net-of-tax amount
Foreign currency translation	$248	$—	$248
Pension and postretirement liability adjustments	(36)	5	(31)
	$212	$5	$217

(c) Noncontrolling Interests
The following table presents the changes in the proportionate share of the equity of the noncontrolling interest shareholder balances:

	Years ended December 31,
	2012	2011	2010
Balance, beginning of period	$—	$4	$4
Currency translation adjustment	—	—	—
Dividends paid	—	—	(1)
Disposition of joint venture	—	(5)	—
Noncontrolling interests share of income (loss)	—	1	1
Balance, end of period	$—	$—	$4